Schedule of Investments (unaudited)	iShares® International Developed Property ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 12.9%
Abacus Property Group	27,102	$74,726
Arena REIT(a)	24,839	89,095
Aventus Group(a)	29,567	77,441
BWP Trust	34,546	104,296
Cedar Woods Properties Ltd.	4,379	17,314
Centuria Capital Group	44,074	112,179
Centuria Industrial REIT	38,203	116,477
Centuria Office REIT(a)	30,776	52,396
Charter Hall Group	32,845	491,361
Charter Hall Long Wale REIT	42,672	156,820
Charter Hall Retail REIT	37,029	114,791
Charter Hall Social Infrastructure REIT	23,089	69,398
Cromwell Property Group	101,908	64,504
Dexus	75,925	613,919
Dexus Industria REIT(a)	15,796	40,351
GDI Property Group	34,842	28,010
Goodman Group	119,910	2,311,483
GPT Group (The)	135,091	532,690
Growthpoint Properties Australia Ltd.	20,202	64,063
Home Consortium Ltd.	12,885	74,631
HomeCo Daily Needs REIT(a)	36,545	42,436
Hotel Property Investments	12,402	33,752
Ingenia Communities Group	25,825	116,833
Irongate Group.	38,089	47,938
Lendlease Corp. Ltd.	48,433	377,125
Lifestyle Communities Ltd.	6,642	100,391
Mirvac Group	278,044	588,556
National Storage REIT	76,404	147,801
Rural Funds Group(a)	27,296	62,938
Scentre Group	366,866	843,930
Shopping Centres Australasia Property Group	78,562	169,790
Stockland	168,338	519,325
Vicinity Centres	271,966	334,473
Waypoint REIT	50,347	103,655
		8,694,888
Austria — 0.5%
CA Immobilien Anlagen AG	3,278	122,323
IMMOFINANZ AG	6,793	174,453
S IMMO AG	2,916	72,207
		368,983
Belgium — 2.8%
Aedifica SA	2,560	334,179
Befimmo SA	1,764	67,775
Care Property Invest NV	1,760	51,580
Cofinimmo SA	2,081	332,384
Immobel SA	296	24,520
Intervest Offices & Warehouses NV	1,663	53,392
Montea NV	715	107,597
Retail Estates NV	792	64,258
Shurgard Self Storage SA	1,764	115,478
VGP NV	632	184,439
Warehouses De Pauw CVA	9,925	476,344
Xior Student Housing NV	1,366	76,282
		1,888,228
British Virgin Islands — 0.1%
MAS Real Estate Inc.(a)	29,807	39,337

Security	Shares	Value

Canada — 3.9%
Allied Properties REIT	4,401	$152,910
Artis REIT	4,371	41,258
Automotive Properties Real Estate Investment Trust	1,350	15,955
Boardwalk REIT	1,643	71,217
BTB Real Estate Investment Trust	2,591	8,357
Canadian Apartment Properties REIT	6,004	284,596
Choice Properties REIT	11,184	134,302
Cominar REIT	6,264	57,889
Crombie REIT	3,443	50,681
CT REIT	3,592	49,183
Dream Industrial REIT	7,787	106,006
Dream Office REIT	1,691	32,926
DREAM Unlimited Corp., Class A	1,674	51,387
European Residential Real Estate Investment Trust	3,132	11,167
First Capital Real Estate Investment Trust	7,597	113,269
Granite REIT	2,260	188,311
H&R Real Estate Investment Trust	9,867	126,755
Inovalis Real Estate Investment Trust(a)	1,144	8,691
InterRent REIT	4,742	64,891
Killam Apartment REIT	3,857	71,929
Minto Apartment Real Estate Investment Trust(b)	1,286	22,254
Morguard Corp.	312	33,658
Morguard North American Residential REIT	1,463	20,483
Nexus Real Estate Investment Trust	1,584	15,803
NorthWest Healthcare Properties REIT	7,665	83,682
Plaza Retail REIT	3,639	13,578
RioCan REIT	10,997	199,432
Slate Grocery REIT	2,023	23,077
Slate Office REIT	1,983	7,838
SmartCentres Real Estate Investment Trust	5,027	127,925
Summit Industrial Income REIT	5,911	109,813
Tricon Residential Inc.	19,208	293,978
True North Commercial Real Estate Investment Trust	2,777	16,267
		2,609,468
China — 0.7%
Gemdale Properties & Investment Corp. Ltd.	442,000	47,050
Greenland Hong Kong Holdings Ltd.	54,000	10,392
Road King Infrastructure Ltd.	14,000	12,820
Wharf Holdings Ltd. (The)	98,000	301,028
Yuexiu REIT	158,000	65,449
Zhuguang Holdings Group Co. Ltd.	174,000	36,150
		472,889
Finland — 0.4%
Citycon OYJ	5,509	43,905
Kojamo OYJ	10,552	255,166
		299,071
France — 3.2%
Altarea SCA	308	58,870
Carmila SA	3,208	50,789
Covivio	3,315	272,114
Gecina SA	3,832	536,214
ICADE	2,261	162,682
Klepierre SA	14,003	331,342
Mercialys SA	3,555	34,697
Nexity SA	3,507	165,147
Unibail-Rodamco-Westfield(c)	8,210	574,530
		2,186,385
Germany — 8.2%
ADLER Group SA(b)	5,685	70,691

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
alstria office REIT-AG(a)	12,636	$280,960
Aroundtown SA	68,723	414,562
Deutsche EuroShop AG	3,411	56,853
Deutsche Wohnen SE	3,390	142,551
DIC Asset AG	2,657	46,441
Grand City Properties SA	7,296	173,299
Hamborner REIT AG	5,056	57,666
Instone Real Estate Group AG(b)	3,286	61,926
LEG Immobilien SE	5,147	717,609
Sirius Real Estate Ltd.	82,568	158,029
TAG Immobilien AG	10,279	287,116
Vonovia SE	54,878	3,023,896
		5,491,599
Hong Kong — 9.3%
Champion REIT	132,000	67,544
CK Asset Holdings Ltd.	139,000	876,807
Far East Consortium International Ltd.	81,000	29,502
Hang Lung Group Ltd.	58,000	124,016
Hang Lung Properties Ltd.	131,000	269,474
Henderson Land Development Co. Ltd.	92,044	392,620
Hongkong Land Holdings Ltd.(a)	82,300	427,928
Hysan Development Co. Ltd.	42,000	129,810
K Wah International Holdings Ltd.	95,000	36,674
Kerry Properties Ltd.	41,000	106,779
Link REIT	147,700	1,301,129
Prosperity REIT	90,000	35,554
Shun Tak Holdings Ltd.(c)	162,000	44,686
Sino Land Co. Ltd.	220,000	273,935
Sun Hung Kai Properties Ltd.	108,500	1,316,566
Sunlight REIT	72,000	40,074
Swire Properties Ltd.	74,000	185,509
Wharf Real Estate Investment Co. Ltd.	110,000	558,937
Zensun Enterprises Ltd.	39,000	19,306
		6,236,850
Ireland — 0.2%
Hibernia REIT PLC	47,676	70,563
Irish Residential Properties REIT PLC	30,657	58,497
		129,060
Israel — 2.7%
AFI Properties Ltd.(a)	704	46,660
Airport City Ltd.(c)	4,719	105,685
Alony Hetz Properties & Investments Ltd.	10,509	195,597
Amot Investments Ltd.	13,422	109,028
Ashtrom Group Ltd.	1	19
Azrieli Group Ltd.	2,580	246,159
Big Shopping Centers Ltd.	775	126,366
Blue Square Real Estate Ltd.	328	29,646
Electra Real Estate Ltd.(a)	1,412	28,109
Gav-Yam Lands Corp. Ltd.	4,153	51,294
Gazit-Globe Ltd.	4,788	37,825
Israel Canada T.R Ltd.	8,535	54,894
Israel Land Development - Urban Renewal Ltd.	1,110	18,937
Isras Investment Co. Ltd.	109	28,859
Mega Or Holdings Ltd.	1,570	71,974
Mehadrin Ltd.(c)	1	49
Melisron Ltd.(c)	1,600	149,201
Mivne Real Estate KD Ltd.	41,753	179,489
Norstar Holdings Inc.	1,731	18,064
Prashkovsky Investments and Construction Ltd.	457	18,774
Security	Shares	Value

Israel (continued)
Property & Building Corp. Ltd.(c)	198	$28,383
REIT 1 Ltd.(a)	12,710	90,754
Sella Capital Real Estate Ltd.	15,210	54,239
Summit Real Estate Holdings Ltd.(c)	2,576	54,206
YH Dimri Construction & Development Ltd.(a)	487	47,297
		1,791,508
Italy — 0.0%
COIMA RES SpA(b)	1,561	13,293
Immobiliare Grande Distribuzione SIIQ SpA(c)	4,054	17,775
		31,068
Japan — 26.1%
Activia Properties Inc.	53	191,614
Advance Residence Investment Corp.	99	327,045
Aeon Mall Co. Ltd.	6,780	96,734
AEON REIT Investment Corp.	121	169,514
Airport Facilities Co. Ltd.	2,000	9,561
Ardepro Co. Ltd.	12,500	5,547
Arealink Co. Ltd.	700	9,358
Comforia Residential REIT Inc.	45	133,596
CRE Inc./Japan	900	13,027
CRE Logistics REIT Inc.	40	78,660
Daibiru Corp.	3,900	75,173
Daito Trust Construction Co. Ltd.	4,900	562,133
Daiwa House Industry Co. Ltd.	47,000	1,350,737
Daiwa House REIT Investment Corp.	150	454,407
Daiwa Office Investment Corp.	21	127,746
Daiwa Securities Living Investments Corp.	157	161,659
Dear Life Co. Ltd.	1,800	8,565
ESCON Japan Reit Investment Corp.	26	32,399
Frontier Real Estate Investment Corp.	36	155,593
Fukuoka REIT Corp.	51	73,952
Global One Real Estate Investment Corp.	67	70,090
GLP J-REIT	317	547,940
Goldcrest Co. Ltd.	1,100	15,477
Good Com Asset Co. Ltd.	600	6,009
Hankyu Hanshin REIT Inc.	48	66,138
Health Care & Medical Investment Corp.	21	29,512
Heiwa Real Estate Co. Ltd.	2,300	77,520
Heiwa Real Estate REIT Inc.	65	88,362
Hoshino Resorts REIT Inc.	16	90,834
Hulic Co. Ltd.	41,900	398,447
Hulic Reit Inc.	91	136,920
Ichigo Hotel REIT Investment Corp.	19	12,994
Ichigo Inc.	18,000	43,846
Ichigo Office REIT Investment Corp.	107	77,134
Industrial & Infrastructure Fund Investment Corp.	147	283,440
Invincible Investment Corp.	427	134,981
Itochu Advance Logistics Investment Corp.	41	65,198
Japan Excellent Inc.	92	106,637
Japan Hotel REIT Investment Corp.	313	152,922
Japan Logistics Fund Inc.	64	198,175
Japan Metropolitan Fund Invest.	492	423,856
Japan Prime Realty Investment Corp.	68	235,822
Japan Property Management Center Co. Ltd.	1,000	8,710
Japan Real Estate Investment Corp.	98	556,309
Katitas Co. Ltd.	3,500	134,713
Keihanshin Building Co. Ltd.	3,200	43,471
Kenedix Office Investment Corp.	30	185,395
Kenedix Residential Next Investment Corp.	70	135,285
Kenedix Retail REIT Corp.	41	100,886

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
LaSalle Logiport REIT	125	$220,197
Leopalace21 Corp.(c)	13,700	21,922
Marimo Regional Revitalization REIT Inc.	9	10,331
Mirai Corp.	114	49,039
Mirainovate Co. Ltd.(c)	2,980	5,441
Mitsubishi Estate Co. Ltd.	98,300	1,363,665
Mitsubishi Estate Logistics REIT Investment Corp.	28	127,590
Mitsui Fudosan Co. Ltd.	68,256	1,352,887
Mitsui Fudosan Logistics Park Inc.	36	201,860
Mori Hills REIT Investment Corp.	114	154,702
Mori Trust Hotel Reit Inc.	23	24,832
Mori Trust Sogo REIT Inc.	68	85,604
Nippon Accommodations Fund Inc.	36	207,494
Nippon Building Fund Inc.	117	681,484
Nippon Commercial Development Co.Ltd.	900	13,460
Nippon Prologis REIT Inc.	182	643,321
Nippon REIT Investment Corp.	32	114,091
Nomura Real Estate Holdings Inc.	8,300	191,248
Nomura Real Estate Master Fund Inc.	333	468,644
NTT UD REIT Investment Corp.	100	135,016
One REIT Inc.	19	49,886
Ooedo Onsen Reit Investment Corp.	18	11,196
Orix JREIT Inc.	195	304,833
SAMTY Co. Ltd.	1,900	36,282
Samty Residential Investment Corp.	50	55,989
Sankei Real Estate Inc.	31	32,222
Sekisui House Reit Inc.	314	234,009
Shinoken Group Co. Ltd.	1,700	13,716
SOSiLA Logistics REIT Inc.	43	65,788
SRE Holdings Corp.(c)	400	25,187
Star Asia Investment Corp.	129	70,919
Star Mica Holdings Co. Ltd.	800	9,239
Starts Corp. Inc.	2,300	50,258
Starts Proceed Investment Corp.	16	33,127
Sumitomo Realty & Development Co. Ltd.	33,700	993,504
Sun Frontier Fudousan Co. Ltd.	2,000	17,414
Takara Leben Co. Ltd.	5,200	13,077
Takara Leben Real Estate Investment Corp.	41	41,375
TKP Corp.(c)	1,100	13,179
TOC Co. Ltd.	3,600	20,795
Tokyo Rakutenchi Co. Ltd.	200	6,979
Tokyo Tatemono Co. Ltd.	14,700	214,984
Tokyu Fudosan Holdings Corp.	42,900	240,344
Tokyu REIT Inc.	65	111,863
Tosei Corp.	2,100	18,436
Tosei Reit Investment Corp.	22	25,360
United Urban Investment Corp.	221	259,740
XYMAX REIT Investment Corp.	13	13,196
		17,519,768
Malta — 0.0%
BGP Holdings PLC(d)	1,986,852	23

Netherlands — 0.4%
Brack Capital Properties NV(c)	172	27,002
CTP NV(b)	4,285	91,228
Eurocommercial Properties NV	2,737	59,473
NSI NV	1,228	48,933
Vastned Retail NV	1,228	33,554
Wereldhave NV	2,799	40,823
		301,013
Security	Shares	Value

New Zealand — 0.7%
Argosy Property Ltd.	59,160	$64,780
Goodman Property Trust	73,572	129,892
Kiwi Property Group Ltd.	111,186	90,972
Precinct Properties New Zealand Ltd.	91,877	105,044
Vital Healthcare Property Trust	29,604	63,862
		454,550
Norway — 0.5%
Entra ASA(b)	12,774	287,315
Selvaag Bolig ASA	2,972	17,211
		304,526
Singapore — 7.2%
AIMS APAC REIT(a)	30,685	33,017
ARA LOGOS Logistics Trust	91,346	61,063
Ascendas India Trust	52,700	55,468
Ascendas REIT	236,692	518,588
Ascott Residence Trust	136,860	104,545
CapitaLand China Trust	79,826	70,519
CapitaLand Integrated Commercial Trust	351,810	532,278
Capitaland Investment Ltd/Singapore(c)	176,000	445,002
CDL Hospitality Trusts	55,100	47,842
City Developments Ltd.	33,700	170,501
Cromwell European Real Estate Investment Trust	22,220	64,003
Eagle Hospitality Trust(c)(d)	53,200	1
EC World Real Estate Investment Trust	18,900	10,799
ESR-REIT	196,289	70,008
Far East Hospitality Trust(a)	74,300	32,516
First REIT(a)	80,300	18,174
Fortune REIT	103,000	105,827
Frasers Centrepoint Trust	75,206	128,964
Frasers Logistics & Commercial Trust	205,372	231,627
IREIT Global	34,500	16,641
Keppel DC REIT(a)	93,503	171,349
Keppel Pacific Oak US REIT	53,100	42,480
Keppel REIT	140,300	117,746
Lendlease Global Commercial REIT	64,800	43,050
Manulife US Real Estate Investment Trust	103,250	69,184
Mapletree Commercial Trust	155,212	232,153
Mapletree Industrial Trust	136,232	273,980
Mapletree Logistics Trust	211,911	298,866
Mapletree North Asia Commercial Trust	151,500	125,343
OUE Commercial Real Estate Investment Trust	168,800	55,114
OUE Ltd.	22,200	22,392
Parkway Life REIT	27,600	105,095
Prime U.S. REIT(a)	40,200	33,555
Sasseur Real Estate Investment Trust	35,100	21,989
SPH REIT	67,600	50,174
Starhill Global REIT	95,600	46,495
Suntec REIT	153,000	171,368
Tuan Sing Holdings Ltd.(a)	36,400	12,290
UOL Group Ltd.(a)	33,300	175,284
Wing Tai Holdings Ltd.(a)	34,900	46,357
		4,831,647
South Korea — 0.3%
ESR Kendall Square REIT Co. Ltd.	10,365	55,153
IGIS Value Plus REIT Co. Ltd.	1,538	7,608
JR Reit XXVII	8,172	36,628
Koramco Energy Plus Reit	2,371	12,945
Korea REIT & Trust Co. Ltd.	10,211	22,365
LOTTE Reit Co. Ltd.	8,546	39,901

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	6,908	$27,167
Shinhan Alpha REIT Co. Ltd.	2,868	19,180
SK D&D Co. Ltd.	559	14,914
		235,861
Spain — 0.8%
Aedas Homes SA(b)	1,243	34,105
Inmobiliaria Colonial Socimi SA	19,099	178,704
Lar Espana Real Estate Socimi SA	4,343	25,659
Merlin Properties Socimi SA	23,670	256,451
Metrovacesa SA(b)	3,101	24,969
		519,888
Sweden — 5.9%
Akelius Residential Property AB, Class D	15,091	31,063
Annehem Fastigheter AB, Class B(c)	2,864	11,822
Atrium Ljungberg AB, Class B	3,404	75,228
Castellum AB	20,172	542,430
Catena AB	2,054	127,954
Cibus Nordic Real Estate AB	2,791	89,754
Dios Fastigheter AB	6,121	80,372
Fabege AB	19,046	318,766
Fastighets AB Balder, Class B(c)	7,416	533,685
Hufvudstaden AB, Class A	8,352	124,781
K-Fast Holding AB(c)	4,326	41,601
NP3 Fastigheter AB	2,016	80,690
Nyfosa AB	11,898	204,784
Pandox AB(c)	6,258	100,822
Platzer Fastigheter Holding AB, Class B	4,375	65,525
Sagax AB, Class B	11,848	398,537
Sagax AB, Class D	7,827	28,931
Samhallsbyggnadsbolaget i Norden AB	78,799	577,814
Samhallsbyggnadsbolaget i Norden AB, Class D, New	10,289	36,596
Wallenstam AB, Class B	14,887	276,404
Wihlborgs Fastigheter AB	9,468	214,572
		3,962,131
Switzerland — 2.1%
Allreal Holding AG, Registered	1,068	236,459
Intershop Holding AG	86	57,761
Mobimo Holding AG, Registered	471	157,913
PSP Swiss Property AG, Registered	3,241	403,877
Swiss Prime Site AG, Registered	5,357	525,886
		1,381,896
United Kingdom — 10.5%
AEW UK REIT PLC	10,176	15,576
Assura PLC	207,789	196,315
Big Yellow Group PLC	12,263	283,338
BMO Commercial Property Trust Ltd.	56,239	80,110
British Land Co. PLC (The)	66,086	477,229
Capital & Counties Properties PLC	59,805	136,618
Civitas Social Housing PLC	45,130	59,192
CLS Holdings PLC	13,446	39,838
Custodian REIT PLC	30,650	43,976
Derwent London PLC	7,887	366,913
Empiric Student Property PLC	42,596	49,584
Grainger PLC	52,378	225,258
Great Portland Estates PLC	17,954	177,721
Hammerson PLC(a)	293,189	131,044
Helical PLC	7,471	45,910
Home Reit PLC	39,611	69,958
Impact Healthcare REIT PLC	25,510	41,297
Security	Shares	Value

United Kingdom (continued)
Intu Properties PLC(a)(d)	47,783	$1
Land Securities Group PLC	52,988	559,233
LondonMetric Property PLC	64,477	247,793
LXI REIT PLC	48,693	96,020
NewRiver REIT PLC	22,911	27,321
Phoenix Spree Deutschland Ltd.	6,736	36,345
Picton Property Income Ltd. (The)	39,414	54,416
Primary Health Properties PLC	93,574	192,172
PRS REIT PLC (The)	38,806	57,778
Regional REIT Ltd.(b)	30,607	38,901
Safestore Holdings PLC	14,780	281,877
Schroder REIT Ltd.	38,429	27,828
Segro PLC	84,711	1,648,623
Shaftesbury PLC	20,348	169,802
Standard Life Investment Property Income Trust Ltd.	29,612	32,666
Supermarket Income REIT PLC	68,633	113,336
Triple Point Social Housing REIT PLC(b)	26,739	35,034
Tritax Big Box REIT PLC	131,720	444,371
UK Commercial Property REIT Ltd.	61,742	62,554
UNITE Group PLC (The)	28,081	422,346
Workspace Group PLC	9,073	99,290
		7,087,584
Total Common Stocks — 99.4%
(Cost: $73,256,572)		66,838,221

Rights

Austria — 0.0%
BUWOG AG (c)(d)	463	—

Hong Kong — 0.0%
Yuexiu Real Estate Investment Trust (Expires 03/04/22)(c)	42,358	54

Total Rights — 0.0%
(Cost: $0)		54

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,0.07%(e)(f)(g)	1,195,214	1,195,572
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	30,000	30,000
		1,225,572

Total Short-Term Investments — 1.8%
(Cost: $1,225,474)		1,225,572

Total Investments in Securities — 101.2%
(Cost: $74,482,046)		68,063,847

Other Assets, Less Liabilities — (1.2)%		(832,748)

Net Assets — 100.0%		$67,231,099

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
December 31, 2021

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$385,445	$810,296	(a)	$—	$56	$(225)	$1,195,572	1,195,214	$24,247	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	0	(a)	—	—	—	30,000	30,000	2		—
					$56	$(225)	$1,225,572		$24,249		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	10	03/10/22	$173	$1,362
Dow Jones U.S. Real Estate Index	6	03/18/22	272	7,515
				$8,877

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,243,936	$58,594,260	$25	$66,838,221
Rights	54	—	—	54
Money Market Funds	1,225,572	—	—	1,225,572
	$9,469,562	$58,594,260	$25	$68,063,847
Derivative financial instruments(a)
Assets
Futures Contracts	$7,515	$1,362	$—	$8,877

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust